Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	65 Months Ended		108 Months Ended		110 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026		Mar. 31, 2026		Mar. 31, 2026 [3]	Mar. 31, 2026
EUPAC Fund™ - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	14.87%	2.48%						7.37%
EUPAC Fund™ - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	19.96%	2.93%						7.36%
EUPAC Fund™ - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	19.14%	3.44%			7.51%	[2]
EUPAC Fund™ - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class F-1
Average Annual Return, Percent	[1]	21.84%	3.67%						7.98%
EUPAC Fund™ - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class F-2
Average Annual Return, Percent	[1]	22.16%	3.96%						8.28%
EUPAC Fund™ - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class F-3
Average Annual Return, Percent	[1]	22.30%	4.08%					8.18%
EUPAC Fund™ - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	17.56%	2.94%						7.59%
EUPAC Fund™ - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	19.90%	2.89%						7.56%
EUPAC Fund™ - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-E
Average Annual Return, Percent	[1]	21.54%	3.44%						7.73%
EUPAC Fund™ - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	19.08%	3.39%			7.45%	[4]
EUPAC Fund™ - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-F-1
Average Annual Return, Percent	[1]	22.08%	3.86%						8.19%
EUPAC Fund™ - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-F-2
Average Annual Return, Percent	[1]	22.16%	3.95%	7.28%	[5]
EUPAC Fund™ - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-F-3
Average Annual Return, Percent	[1]	22.25%	4.02%	7.34%	[6]
EUPAC Fund™ - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-1
Average Annual Return, Percent	[1]	20.98%	2.94%						7.21%
EUPAC Fund™ - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-2
Average Annual Return, Percent	[1]	20.98%	2.96%						7.22%
EUPAC Fund™ - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-2E
Average Annual Return, Percent	[1]	21.34%	3.24%						7.53%
EUPAC Fund™ - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-3
Average Annual Return, Percent	[1]	21.53%	3.41%						7.70%
EUPAC Fund™ - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-4
Average Annual Return, Percent	[1]	21.88%	3.72%						8.02%
EUPAC Fund™ - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-5E
Average Annual Return, Percent	[1]	22.14%	3.92%						8.23%
EUPAC Fund™ - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-5
Average Annual Return, Percent	[1]	22.24%	4.03%						8.35%
EUPAC Fund™ - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class R-6
Average Annual Return, Percent	[1]	22.30%	4.08%						8.40%
Without Sales Load [Member] | EUPAC Fund™ - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	21.87%	3.70%						8.01%
Without Sales Load [Member] | EUPAC Fund™ - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	20.96%	2.93%						7.36%
Without Sales Load [Member] | EUPAC Fund™ - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	22.18%	3.97%			7.81%	[2]
Without Sales Load [Member] | EUPAC Fund™ - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	21.83%	3.67%						7.97%
Without Sales Load [Member] | EUPAC Fund™ - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	20.90%	2.89%						7.56%
Without Sales Load [Member] | EUPAC Fund™ - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		EUPAC Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	22.12%	3.91%			7.75%	[4]
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[7]	24.91%	7.02%	10.73%	[5],[6]	7.92%	[2],[4]	8.12%	8.38%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.